Financial instruments by category	12 Months Ended
Dec. 31, 2025
Financial Instruments By Category
Financial instruments by category

24. Financial instruments by category

The carrying amounts of financial instruments by category as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Financial assets at amortized cost
Cash and cash equivalents	₩	8,364,432	4,150,572
Short-term financial instruments (*1)		-	410,000
Accounts receivable — trade, net		4,380,886	9,210,441
Accounts receivable — other, net		536,134	130,482
Short-term loans, net		3,427,400	787,400
Other current financial assets (*2)		735,110	40,000
Long-term loans, net		191,023	-
Other non-current financial assets		2,180,055	1,803,220
Financial assets at fair value through profit or loss
Short-term financial instruments		21,560	13,524
Long-term financial instruments		310,908	322,538
Long-term investment securities		3,983,858	730,391
Total	₩	24,131,366	17,598,568

(*1)	Short-term financial instruments consist of time deposits and saving-based insurance. As of December 31, 2024, Korean Won 231,000 thousand of time deposits in banks are provided as collateral for employee loans and restricted for use.
(*2)	Interest-bearing notes included in other current financial assets amount to Korean Won 410,000 thousand, of which Korean Won 330,000 thousand have been pledged as collateral for loans to employees.

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Financial liability at amortized cost
Trade and other payables (*)	₩	57,403,609	13,280,410
Short-term borrowings		11,171,899	3,764,000
Current portion of long-term borrowings, net		2,200,000	2,108,956
Other current financial liabilities		250,000	130,000
Long-term borrowings, excluding current portion, net		2,611,563	-
Other non-current financial liabilities		220,000	150,000
Convertible notes		4,631,460	-
Financial liability at fair value through profit or loss
Convertible notes		24,002,560	-
Warrant		528,772	-
Derivative liabilities		330,417	-
Total	₩	103,350,280	19,433,366

(*)	Trade and other payables that are not financial liabilities are excluded.

A.	Classification of investment assets based on liquidity

The classification of investment assets as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Current investments
Fixed deposit – at amortized cost (*)	₩	-	410,000
Saving based insurance – at FVTPL		21,560	13,524
Total	₩	21,560	423,524
Non-Current investments
Saving based insurance – at FVTPL	₩	310,908	322,538
Equity securities – at FVTPL		858,167	726,991
Debt securities – at FVTPL		102,600	3,400
Project investment		3,023,091	-
Total	₩	4,294,766	1,052,929

(*)	As of December 31, 2024, Korean Won 231,000 thousand of time deposits is provided as collateral for employee loans and restricted for use.

B.	Equity Securities designated as at FVTPL

The Company designated the investments shown below as equity securities at FVTPL because these equity securities represent investment that the Company intends to sell for strategic purposes.

		Fair value at December 31, 2025	Fair value at December 31, 2024
		(In thousands of Korean won)
Equity Securities (listed stocks)	₩	268,768	140,592
Equity Securities (unlisted stocks)		589,399	586,398
Total	₩	858,167	726,990

C.	Net gains and losses by category of financial instruments

The net gains and losses by category of financial instruments for the years ended December 31, 2025, 2024 and 2023 are as follows:

		2025
		Financial assets at amortized cost	Financial assets at fair value through profit or loss	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
		(In thousands of Korean won)
Interest income	₩	407,595	-	-	-	407,595
Interest expense		-	-	(3,348,504)	-	(3,348,504)
Foreign currency differences		(314,664)	-	(992)	-	(315,656)
Gain or loss on disposal of investment securities		-	(2,138,105)	-	-	(2,138,105)
Gain or loss on valuation of investment securities		-	(2,110,327)	-	-	(2,110,327)
Gain or loss on valuation of financial instruments		-	14,839	-	-	14,839
Gain or loss on warrants		-	-	-	16,622,386	16,622,386
Gain or loss on derivative instruments		-	-	-	(849,911)	(849,911)
Gain on debt forgiveness		-	-	309,850	-	309,850
Investment Revenue		-	904	-	-	904
Losses on disposal of short-term borrowings		-	-	(317,624)	-	(317,624)
Loss on initial recognition of FVPL liabilities		-	-	-	(26,228,277)	(26,228,277)
Gain on valuation of FVPL liabilities		-	-	-	5,559,062	5,559,062
Dividend income		-	2,613	-	-	2,613
Total	₩	92,931	(4,230,076)	(3,357,270)	(4,896,740)	(12,391,155)

		2024
		Financial assets at amortized cost	Financial assets at fair value through profit or loss	Financial liabilities at amortized cost	Total
		(In thousands of Korean won)
Interest income	₩	287,067	-	-	287,067
interest expense		-	-	(389,080)	(389,080)
Foreign currency differences		74,646	-	(6,906)	67,740
Gain or loss on valuation of investment securities		-	89,651	-	89,651
Gain or loss on valuation of financial instruments		-	6,286	-	6,286
Dividend income		-	1,463	-	1,463
Total	₩	361,713	97,400	(395,986)	63,127

		2023
		Financial assets at amortized cost	Financial assets at fair value through profit or loss	Financial liabilities at amortized cost	Total
		(In thousands of Korean won)
Interest income	₩	406,933	-	-	406,933
interest expense		-	-	(320,209)	(320,209)
Foreign currency differences		294,087	-	(45)	294,042
Gain or loss on disposal of financial instruments		635,358	-	-	635,358
Gain or loss on valuation of investment securities		-	104,505	-	104,505
Gain or loss on valuation of financial instruments		-	(1,427)	-	(1,427)
Dividend income		-	1,463	-	1,463
Total	₩	1,336,378	104,541	(320,254)	1,120,665